Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Prevailing rate of employer national insurance	13.80%
Employer national insurance contingent liability	£ 0.9	£ 1.3